U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares U.S. ETF Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                              [   ]

iShares Commodities Select Strategy ETF
iShares Interest Rate Hedged 10+ Year Credit Bond ETF
iShares Interest Rate Hedged Corporate Bond ETF
iShares Interest Rate Hedged Emerging Markets Bond ETF
iShares Interest Rate Hedged High Yield Bond ETF
iShares Short Maturity Bond ETF
iShares Short Maturity Municipal Bond ETF
iShares Ultra Short-Term Bond ETF
iShares U.S. Fixed Income Balanced Risk ETF

 3.  Investment Company Act File Number:  811-22649

      Securities Act File Number:  333-179904

 4(a).    Last day of fiscal year for which this Form is filed:  10/31/15

 4(b).    [    ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
              Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).    [    ] Check box if this is the last time the issuer will be filing this Form.

 5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                                                                                $1,997,977,937

     (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:                                                      $186,394,665

     (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to
              the Commission:                                                                                          $0.00

     (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                                                                          $186,394,665

     (v)    Net sales -- if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                                                                              $1,811,583,272

     (vi)   Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:                                                                                      $0.00

     (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                                                                             x  .00010070

     (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter “0” if no fee
               is due):                                                                                                             = $182,426.44

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 6.  Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer’s fiscal year (see Instruction D):                                             N/A

 8.  Total of the amount of the registration fee due plus any interest due

 [line 5(viii) plus line 7]:                                                                                                = $182,426.44
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 9.  Date the registration fee and any interest payment was sent to the
      Commission’s lockbox depository:

May 1, 2014 and January 21, 2016

CIK: 0001524513

     Method of Delivery:

[X]  Wire Transfer
[   ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brian J. Hall
Brian J. Hall
Assistant Treasurer

Date:  January 26, 2016

*Please print the name and title of the signing officer below the signature.